Accrued Liabilities - Summary of Accrued liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued payroll	$ 9,892	$ 6,741	$ 2,971
Accrued advisory fees	2,161
Other accrued expenses	315	529	83
Total	$ 12,368	$ 7,270	$ 3,054